Vanguard® U.S. Multifactor ETF
Schedule of Investments (unaudited)
As of August 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Basic Materials (4.3%)
	Freeport-McMoRan Inc.	27,788	1,109
	Mueller Industries Inc.	9,356	722
	Nucor Corp.	2,748	473
	Olin Corp.	8,052	467
	CF Industries Holdings Inc.	5,582	430
	UFP Industries Inc.	3,893	406
	Steel Dynamics Inc.	3,744	399
	Commercial Metals Co.	5,819	328
	Mosaic Co.	8,350	324
	Olympic Steel Inc.	6,029	323
	LyondellBasell Industries NV Class A	3,139	310
	Worthington Industries Inc.	4,051	305
	Westlake Corp.	2,161	283
	Reliance Steel & Aluminum Co.	918	262
	AdvanSix Inc.	6,715	222
	Boise Cascade Co.	2,001	219
	Huntsman Corp.	7,480	208
*	US Silica Holdings Inc.	13,942	172
	Cabot Corp.	1,800	130
*	Clearwater Paper Corp.	3,117	119
	United States Steel Corp.	3,434	107
	Timken Co.	1,097	84
	Southern Copper Corp.	837	68
	American Vanguard Corp.	3,699	51
			7,521
Consumer Discretionary (20.5%)
*	Taylor Morrison Home Corp.	32,447	1,538
*	Booking Holdings Inc.	472	1,466
*	AutoZone Inc.	450	1,139
	Walmart Inc.	6,519	1,060
	TJX Cos. Inc.	10,466	968
*	Airbnb Inc. Class A	7,342	966
*	O'Reilly Automotive Inc.	989	929
	Lowe's Cos. Inc.	3,995	921
	PVH Corp.	9,348	781
*	American Airlines Group Inc.	46,125	679
	Academy Sports & Outdoors Inc.	12,430	678
	Lennar Corp. Class A	5,299	631
	Thor Industries Inc.	5,772	605
	Scholastic Corp.	13,161	572
	Meritage Homes Corp.	3,972	552
	H&R Block Inc.	13,293	531

		Shares	Market Value ($000)
	Tempur Sealy International Inc.	11,227	524
	Perdoceo Education Corp.	30,470	505
	Signet Jewelers Ltd.	6,607	495
*	M/I Homes Inc.	4,987	490
*	NVR Inc.	76	485
	DR Horton Inc.	3,979	474
*	Skyline Champion Corp.	6,010	428
	Tapestry Inc.	12,777	426
*	Deckers Outdoor Corp.	794	420
	Ethan Allen Interiors Inc.	12,971	407
*	MasterCraft Boat Holdings Inc.	17,762	386
	LKQ Corp.	7,279	382
*	Cavco Industries Inc.	1,358	380
*	Brinker International Inc.	11,490	376
	Boyd Gaming Corp.	5,605	375
*	AutoNation Inc.	2,373	373
	Omnicom Group Inc.	4,395	356
	Lennar Corp. Class B	3,331	355
*	Cars.com Inc.	18,649	349
	PulteGroup Inc.	4,101	337
	Ralph Lauren Corp.	2,862	334
	Genuine Parts Co.	2,151	331
	Dick's Sporting Goods Inc.	2,825	329
	Build-A-Bear Workshop Inc.	12,351	326
*	Tri Pointe Homes Inc.	10,339	322
*	Urban Outfitters Inc.	9,539	317
*	Green Brick Partners Inc.	6,269	310
	Winnebago Industries Inc.	4,699	305
	Oxford Industries Inc.	3,007	304
*	ODP Corp.	5,881	290
	KB Home	5,614	285
	Murphy USA Inc.	879	279
	Nexstar Media Group Inc.	1,688	275
	Dana Inc.	16,208	261
*	Six Flags Entertainment Corp.	11,114	255
*	Adient plc	6,509	255
*	Chico's FAS Inc.	49,406	253
*	SeaWorld Entertainment Inc.	5,145	251
*	Asbury Automotive Group Inc.	1,086	250
	Haverty Furniture Cos. Inc.	7,644	239
	Interpublic Group of Cos. Inc.	7,028	229
	Macy's Inc.	18,379	225
	Upbound Group Inc.	7,256	222
	Guess? Inc.	9,194	221
	Movado Group Inc.	7,845	215
	Monarch Casino & Resort Inc.	3,173	214
	Rush Enterprises Inc. Class A	4,978	206
	BorgWarner Inc. (XNYS)	4,986	203
*	American Axle & Manufacturing Holdings Inc.	26,086	197
	American Eagle Outfitters Inc.	11,444	194
*	Stagwell Inc.	35,045	191
	Fox Corp. Class A	5,549	183
	Dine Brands Global Inc.	3,290	180
	Bath & Body Works Inc.	4,655	172
*	Hovnanian Enterprises Inc. Class A	1,419	169
*	elf Beauty Inc.	1,157	160
	Century Communities Inc.	2,066	153
*	Ulta Beauty Inc.	363	151

		Shares	Market Value ($000)
	Rollins Inc.	3,727	147
	Jack in the Box Inc.	1,821	146
*	Inspired Entertainment Inc.	11,016	145
	Travel & Leisure Co.	3,581	144
*	1-800-Flowers.com Inc. Class A	18,801	142
	Penske Automotive Group Inc.	849	139
	eBay Inc.	3,066	137
	Dillard's Inc. Class A	379	131
	La-Z-Boy Inc.	4,038	125
	Best Buy Co. Inc.	1,626	124
	Buckle Inc.	3,352	122
*	Knowles Corp.	6,977	112
	Bloomin' Brands Inc.	3,939	111
*	United Airlines Holdings Inc.	2,155	107
	Acushnet Holdings Corp.	1,819	106
	Strategic Education Inc.	1,370	106
*	Visteon Corp.	709	99
	Nordstrom Inc.	5,956	97
	News Corp. Class B	4,351	96
	Aaron's Co. Inc.	7,987	96
	Gap Inc.	8,157	94
*	Adtalem Global Education Inc.	2,106	92
	Matthews International Corp. Class A	2,176	92
	Sonic Automotive Inc. Class A	1,684	90
*	Stride Inc.	2,101	89
	International Game Technology plc	2,656	85
	A-Mark Precious Metals Inc.	2,480	85
*	Thryv Holdings Inc.	3,978	81
	Caleres Inc.	2,746	79
	Entravision Communications Corp. Class A	20,738	79
*	Expedia Group Inc.	731	79
	HNI Corp.	2,378	78
*	Malibu Boats Inc. Class A	1,597	78
	Shoe Carnival Inc.	3,339	77
	Hibbett Inc.	1,548	72
	Inter Parfums Inc.	497	69
*	Skechers USA Inc. Class A	1,245	63
*	Crocs Inc.	550	54
	Cato Corp. Class A	6,681	52
	John Wiley & Sons Inc. Class A	1,173	44
	Group 1 Automotive Inc.	143	38
			35,597
Consumer Staples (5.2%)
	Altria Group Inc.	37,558	1,661
	Philip Morris International Inc.	11,756	1,129
	McKesson Corp.	2,589	1,067
	Kimberly-Clark Corp.	7,154	922
	Kroger Co.	13,716	636
	Vector Group Ltd.	47,001	503
	Weis Markets Inc.	7,309	474
	Ingles Markets Inc. Class A	5,274	412
*	Performance Food Group Co.	5,529	344
	SpartanNash Co.	13,979	304
	Coca-Cola Consolidated Inc.	393	275
	Molson Coors Beverage Co. Class B	3,966	252
	PepsiCo Inc.	1,132	201
	Cal-Maine Foods Inc.	3,780	181
	John B Sanfilippo & Son Inc.	1,380	138

		Shares	Market Value ($000)
	General Mills Inc.	1,976	134
*	Sprouts Farmers Market Inc.	2,571	105
	Nu Skin Enterprises Inc. Class A	4,082	98
	Dole plc	6,695	80
	Casey's General Stores Inc.	209	51
			8,967
Energy (14.5%)
	Chevron Corp.	10,802	1,740
	Exxon Mobil Corp.	15,529	1,727
	Marathon Petroleum Corp.	11,725	1,674
	EOG Resources Inc.	12,403	1,595
	ConocoPhillips	12,129	1,444
	Pioneer Natural Resources Co.	5,523	1,314
	Valero Energy Corp.	9,932	1,290
	Occidental Petroleum Corp.	17,247	1,083
	Cheniere Energy Inc.	4,804	784
	Phillips 66	5,984	683
	ChampionX Corp.	15,026	542
*	Weatherford International plc	5,663	501
	California Resources Corp.	8,446	472
*	Par Pacific Holdings Inc.	13,296	457
	Diamondback Energy Inc.	2,848	432
	Chord Energy Corp.	2,664	430
	SunCoke Energy Inc.	44,834	417
	Matador Resources Co.	6,425	408
	Civitas Resources Inc.	4,797	394
	Murphy Oil Corp.	8,149	370
	Patterson-UTI Energy Inc.	25,845	365
	HF Sinclair Corp.	6,606	364
	CVR Energy Inc.	10,738	351
	RPC Inc.	41,843	334
*	Southwestern Energy Co.	48,377	328
	PBF Energy Inc. Class A	6,960	326
	Northern Oil and Gas Inc.	7,739	324
	Warrior Met Coal Inc.	8,162	323
	Permian Resources Corp.	22,121	314
*	ProPetro Holding Corp.	31,075	300
	EQT Corp.	6,683	289
*	NOW Inc.	25,093	280
	Liberty Energy Inc.	16,787	268
	CONSOL Energy Inc.	2,876	248
*	Helix Energy Solutions Group Inc.	23,119	234
	Arch Resources Inc.	1,778	232
	SM Energy Co.	5,320	225
*	Oil States International Inc.	27,955	219
*	Gulfport Energy Corp.	1,780	210
*	MRC Global Inc.	22,155	207
*	Kosmos Energy Ltd.	27,545	201
*	Newpark Resources Inc.	32,961	197
	SandRidge Energy Inc.	12,278	196
	Coterra Energy Inc.	6,911	195
*	REX American Resources Corp.	4,493	177
*	DMC Global Inc.	7,069	170
*	Expro Group Holdings NV	6,377	150
	Magnolia Oil & Gas Corp. Class A	5,575	127
	Range Resources Corp.	3,553	115
	Berry Corp.	11,528	99
*	Oceaneering International Inc.	3,974	91

		Shares	Market Value ($000)
	VAALCO Energy Inc.	14,871	62
			25,278
Financials (12.6%)
	American International Group Inc.	22,990	1,345
	OneMain Holdings Inc.	27,015	1,121
	Morgan Stanley	8,643	736
	Primerica Inc.	3,605	724
	Unum Group	14,103	694
	CNO Financial Group Inc.	25,177	589
	MGIC Investment Corp.	31,089	547
	Bank of New York Mellon Corp.	11,445	514
	Travelers Cos. Inc.	3,065	494
	First Financial Corp.	13,152	483
	Fidelity National Financial Inc.	11,143	461
	Radian Group Inc.	15,273	414
	Jefferies Financial Group Inc.	11,544	412
*	Enstar Group Ltd.	1,614	409
*	Mr Cooper Group Inc.	7,176	407
	First BanCorp (XNYS)	27,962	388
	OFG Bancorp	12,471	376
*	NMI Holdings Inc. Class A	12,901	369
	Voya Financial Inc.	5,219	364
	Hartford Financial Services Group Inc.	5,053	363
	PennyMac Financial Services Inc.	4,843	348
	Bank OZK	8,511	342
	Principal Financial Group Inc.	4,256	331
	Popular Inc.	4,527	309
	City Holding Co.	3,327	304
	White Mountains Insurance Group Ltd.	187	297
*	Genworth Financial Inc. Class A	49,350	286
*	Avantax Inc.	13,443	281
	Aflac Inc.	3,702	276
	State Street Corp.	3,986	274
	SLM Corp.	18,794	268
*	Encore Capital Group Inc.	5,664	265
	Navient Corp.	14,772	261
	Equitable Holdings Inc.	8,480	244
	Central Pacific Financial Corp.	13,978	237
	Federal Agricultural Mortgage Corp. Class C	1,387	233
	HarborOne Bancorp Inc.	23,059	230
	Discover Financial Services	2,517	227
	Byline Bancorp Inc.	10,460	222
	BOK Financial Corp.	2,510	209
	International Bancshares Corp.	4,645	208
*	Axos Financial Inc.	4,775	206
	Employers Holdings Inc.	5,106	200
	RLI Corp.	1,519	200
	Piper Sandler Cos.	1,311	195
	LPL Financial Holdings Inc.	805	186
	Amalgamated Financial Corp.	9,419	169
	Bank of NT Butterfield & Son Ltd.	5,711	166
	Evercore Inc. Class A	1,173	164
	Ameriprise Financial Inc.	466	157
	Cathay General Bancorp	4,315	154
	Federated Hermes Inc.	4,406	153
	Oppenheimer Holdings Inc. Class A	3,828	146
	Great Southern Bancorp Inc.	2,864	145
	Victory Capital Holdings Inc. Class A	4,141	143

		Shares	Market Value ($000)
	BankUnited Inc.	5,341	140
	Southside Bancshares Inc.	4,519	136
	Flushing Financial Corp.	9,594	135
	RenaissanceRe Holdings Ltd.	704	132
	Midland States Bancorp Inc.	5,577	124
	Enact Holdings Inc.	4,032	116
	WesBanco Inc.	4,499	114
	S&T Bancorp Inc.	3,977	113
	Globe Life Inc.	930	104
	Perella Weinberg Partners	9,727	102
	TrustCo Bank Corp. NY	3,526	100
	1st Source Corp.	2,198	98
	Affiliated Managers Group Inc.	712	95
	Assured Guaranty Ltd.	1,616	95
	Preferred Bank	1,521	94
	Kearny Financial Corp.	12,599	93
	Dime Community Bancshares Inc.	4,304	92
	QCR Holdings Inc.	1,741	91
	Pathward Financial Inc.	1,833	90
	Reinsurance Group of America Inc.	624	87
	Nelnet Inc. Class A	826	76
	Hanmi Financial Corp.	3,821	66
	Berkshire Hills Bancorp Inc.	2,915	61
	Ally Financial Inc.	2,159	60
	Virtus Investment Partners Inc.	257	53
	Banner Corp.	973	42
*	Arch Capital Group Ltd.	545	42
	NBT Bancorp Inc.	1,030	35
			21,832
Health Care (8.6%)
	HCA Healthcare Inc.	7,458	2,068
	Gilead Sciences Inc.	18,083	1,383
*	Regeneron Pharmaceuticals Inc.	1,452	1,200
	Humana Inc.	2,402	1,109
	Bristol-Myers Squibb Co.	17,277	1,065
*	Vertex Pharmaceuticals Inc.	2,978	1,037
	Merck & Co. Inc.	7,258	791
	Elevance Health Inc.	1,712	757
	AbbVie Inc.	4,756	699
*	Hologic Inc.	7,880	589
	Cigna Group	2,097	579
	Cardinal Health Inc.	6,486	566
*	Catalyst Pharmaceuticals Inc.	25,290	355
*	Biogen Inc.	1,183	316
*	Haemonetics Corp.	3,075	276
*	Medpace Holdings Inc.	904	244
*	Lantheus Holdings Inc.	3,544	243
*	OraSure Technologies Inc.	37,129	240
*	Collegium Pharmaceutical Inc.	8,362	196
*	Intuitive Surgical Inc.	628	196
*	Point Biopharma Global Inc.	21,615	172
*	CorVel Corp.	773	167
*	Align Technology Inc.	407	151
	Chemed Corp.	195	100
*	Tactile Systems Technology Inc.	4,773	90
*	Jazz Pharmaceuticals plc	620	89
*	Hims & Hers Health Inc.	12,034	81
*	Amphastar Pharmaceuticals Inc.	1,290	69

		Shares	Market Value ($000)
	HealthStream Inc.	2,717	57
*	Henry Schein Inc.	653	50
	Premier Inc. Class A	1,821	39
*	Zynex Inc.	4,757	37
			15,011
Industrials (16.5%)
*	Builders FirstSource Inc.	9,047	1,312
	Caterpillar Inc.	3,643	1,024
*	Fiserv Inc.	8,422	1,022
*	Modine Manufacturing Co.	20,095	956
*	Atkore Inc.	4,451	685
*	XPO Inc.	7,821	584
*	GMS Inc.	7,929	550
	American Express Co.	3,463	547
	Griffon Corp.	12,281	514
	Owens Corning	3,550	511
	General Electric Co.	4,139	474
	Crane NXT Co.	7,638	453
	Synchrony Financial	13,983	451
	Louisiana-Pacific Corp.	7,126	445
	United Rentals Inc.	927	442
	International Seaways Inc.	10,237	440
	Ryder System Inc.	4,179	421
	Belden Inc.	4,453	418
	Snap-on Inc.	1,536	413
*	Saia Inc.	966	412
	Covenant Logistics Group Inc.	7,721	380
	Acuity Brands Inc.	2,350	379
	Teekay Tankers Ltd. Class A	9,266	377
	Accenture plc Class A	1,154	374
*	Gibraltar Industries Inc.	4,962	372
	Encore Wire Corp.	2,245	370
	Schneider National Inc. Class B	12,606	364
	Scorpio Tankers Inc.	7,098	358
	Applied Industrial Technologies Inc.	2,295	354
	Terex Corp.	5,680	344
	Valmont Industries Inc.	1,325	336
	Comfort Systems USA Inc.	1,780	329
	AGCO Corp.	2,541	329
*	Manitowoc Co. Inc.	19,224	325
	Wabash National Corp.	14,111	318
*	WEX Inc.	1,564	307
*	American Woodmark Corp.	3,904	303
	Hubbell Inc.	922	301
	Moog Inc. Class A	2,535	294
	Ardmore Shipping Corp.	23,478	292
	Landstar System Inc.	1,501	285
	Marten Transport Ltd.	13,557	285
*	Hub Group Inc. Class A	3,621	283
*	Teekay Corp.	43,020	276
	Resources Connection Inc.	17,540	272
*	Sterling Infrastructure Inc.	3,221	267
	DHT Holdings Inc.	26,358	244
	H&E Equipment Services Inc.	5,250	238
*	AMN Healthcare Services Inc.	2,649	234
	ArcBest Corp.	2,185	231
	EMCOR Group Inc.	1,020	229
*	O-I Glass Inc.	11,476	228

		Shares	Market Value ($000)
	Johnson Controls International plc	3,833	226
*	JELD-WEN Holding Inc.	14,676	221
*	Fair Isaac Corp.	234	212
	Eagle Materials Inc.	1,114	211
	Quanex Building Products Corp.	7,741	209
	WESCO International Inc.	1,272	206
	Matson Inc.	2,336	205
	Insteel Industries Inc.	5,730	199
*	MYR Group Inc.	1,392	198
	nVent Electric plc	3,443	195
	Insperity Inc.	1,894	192
	Air Lease Corp.	4,566	186
	Apogee Enterprises Inc.	3,695	186
*	AAR Corp.	2,933	181
	Greif Inc. Class A	2,442	177
	Nordic American Tankers Ltd.	43,363	170
*	Cross Country Healthcare Inc.	6,480	167
	Kelly Services Inc. Class A	9,042	167
	Werner Enterprises Inc.	3,717	155
	Powell Industries Inc.	1,752	147
	Dorian LPG Ltd.	5,574	144
	Barrett Business Services Inc.	1,393	133
*	Thermon Group Holdings Inc.	4,830	133
*	TriNet Group Inc.	1,201	133
	Brunswick Corp.	1,663	132
	Carlisle Cos. Inc.	494	130
*	API Group Corp.	4,495	127
	Expeditors International of Washington Inc.	1,052	123
	Knight-Swift Transportation Holdings Inc.	2,223	122
	Genco Shipping & Trading Ltd.	8,607	118
	Kforce Inc.	1,872	117
	Standex International Corp.	751	115
	Franklin Electric Co. Inc.	1,066	103
	JB Hunt Transport Services Inc.	484	91
*	Titan Machinery Inc.	2,941	91
*	TrueBlue Inc.	6,004	91
	REV Group Inc.	6,470	88
	Kennametal Inc.	3,288	87
	CH Robinson Worldwide Inc.	954	86
	Allison Transmission Holdings Inc.	1,378	83
	Berry Global Group Inc.	1,263	82
	Heidrick & Struggles International Inc.	2,902	77
	ManpowerGroup Inc.	866	68
	Graphic Packaging Holding Co.	2,601	58
	Golden Ocean Group Ltd.	7,868	57
	Robert Half Inc.	764	56
	Enerpac Tool Group Corp.	2,127	56
*	Masonite International Corp.	532	55
*	Conduent Inc.	17,255	54
	Watts Water Technologies Inc. Class A	288	54
	Forward Air Corp.	708	50
*	Beacon Roofing Supply Inc.	474	38
			28,714
Real Estate (0.1%)
*	CBRE Group Inc. Class A	853	73
	Newmark Group Inc. Class A	9,197	65
			138

		Shares	Market Value ($000)
Technology (15.9%)
	Microchip Technology Inc.	24,759	2,026
	Oracle Corp.	15,366	1,850
	Applied Materials Inc.	10,830	1,654
*	Meta Platforms Inc. Class A	5,024	1,487
	Broadcom Inc.	1,610	1,486
	Lam Research Corp.	1,843	1,295
*	Alphabet Inc. Class C	8,826	1,212
*	ON Semiconductor Corp.	9,391	925
*	Cadence Design Systems Inc.	3,844	924
	Jabil Inc.	7,961	911
*	Adobe Inc.	1,532	857
*	Alphabet Inc. Class A	5,925	807
*	Photronics Inc.	33,729	801
	International Business Machines Corp.	4,244	623
	Amkor Technology Inc.	21,346	597
*	Diodes Inc.	7,275	595
*	Cohu Inc.	15,297	572
	KLA Corp.	1,139	572
*	Cirrus Logic Inc.	6,426	527
	HP Inc.	15,792	469
	Amdocs Ltd.	5,239	467
*	Arrow Electronics Inc.	3,275	437
*	Lattice Semiconductor Corp.	4,399	428
*	Fortinet Inc.	6,143	370
	Kulicke & Soffa Industries Inc.	7,154	370
*	Kyndryl Holdings Inc.	20,747	350
	Cognizant Technology Solutions Corp. Class A	4,635	332
	Dell Technologies Inc. Class C	5,225	294
*	Gartner Inc.	824	288
	Skyworks Solutions Inc.	2,653	288
*	Sanmina Corp.	5,019	280
	Adeia Inc.	27,708	279
	Analog Devices Inc.	1,491	271
	Vishay Intertechnology Inc.	9,242	254
*	Rambus Inc.	4,466	252
*	Axcelis Technologies Inc.	1,278	246
*	Allegro MicroSystems Inc.	4,925	188
*	Veradigm Inc.	13,379	179
	Science Applications International Corp.	1,490	175
	A10 Networks Inc.	10,328	154
*	Synopsys Inc.	322	148
*	Super Micro Computer Inc.	461	127
*	CACI International Inc. Class A	381	125
*	PDF Solutions Inc.	3,137	114
*	Yext Inc.	12,793	112
*	OneSpan Inc.	9,050	111
	Hewlett Packard Enterprise Co.	6,277	107
	CTS Corp.	2,183	97
*	Pure Storage Inc. Class A	2,389	87
*	Asure Software Inc.	6,819	85
*	Pinterest Inc. Class A	3,008	83
*	Teradata Corp.	1,529	71
*	Agilysys Inc.	979	69
*	NetScout Systems Inc.	2,399	69
	PC Connection Inc.	1,069	57
	Shutterstock Inc.	1,292	54

		Shares	Market Value ($000)
*	F5 Inc.	308	50
			27,658
Telecommunications (1.3%)
	Cisco Systems Inc.	21,096	1,210
	Comcast Corp. Class A	11,228	525
*	Extreme Networks Inc.	11,678	321
	Bel Fuse Inc. Class B	4,668	244
			2,300
Total Common Stocks (Cost $151,239)			173,016
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[1]	Vanguard Market Liquidity Fund, 5.384% (Cost $551)	5,508	551
Total Investments (99.8%) (Cost $151,790)			173,567
Other Assets and Liabilities—Net (0.2%)			277
Net Assets (100%)			173,844
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Micro E-mini S&P 500 Index	September 2023	30	677	11
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2023, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.